UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Municipal Income Fund

January 31, 2018

HIM-QTLY-0318
1.813061.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Alabama - 0.1%
Montgomery Med. Clinic Facilities 5% 3/1/33	1,000,000	1,089,330
Alaska - 0.3%
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	2,600,000	2,966,938
Arizona - 0.7%
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/26 (FSA Insured)	$500,000	$529,325
5.25% 10/1/28 (FSA Insured)	1,600,000	1,693,568
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (a)	155,000	156,931
6% 1/1/48 (a)	755,000	768,499
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	470,000	500,165
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/33 (b)	1,100,000	1,266,573
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,210,710
5.25% 12/1/22	1,500,000	1,696,770
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	219,106
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (a)	95,000	97,604
6.125% 10/1/52 (a)	95,000	97,251
Series 2017 B, 6% 10/1/37 (a)	45,000	46,157

TOTAL ARIZONA		8,282,659

California - 6.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (c)	1,980,000	2,031,995
Series B, 2.85%, tender 4/1/25 (c)	1,620,000	1,674,724
Series C, 2.1%, tender 4/1/22 (c)	1,510,000	1,516,357
California Gen. Oblig.:
Series 2017, 5.25% 3/1/38 (Pre-Refunded to 3/1/18 @ 100)	215,000	215,707
5.25% 12/1/33	20,000	20,066
5.25% 4/1/35	2,200,000	2,472,052
5.25% 11/1/40	700,000	766,997
5.5% 8/1/30	2,000,000	2,041,100
5.5% 3/1/40	1,000,000	1,079,480
5.6% 3/1/36	400,000	432,864
6% 4/1/38	3,170,000	3,323,333
California Health Facilities Fing. Auth. Rev. (Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	25,854
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,746,584
(Various Cap. Projs.) Series 2012 G, 5% 11/1/24	650,000	742,944
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/29	1,250,000	1,449,050
5% 5/15/30	1,000,000	1,154,450
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,148,343
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/21	465,000	508,617
5% 6/1/22	650,000	724,198
5% 6/1/23	745,000	841,753
5% 6/1/24	420,000	478,472
Long Beach Unified School District Series 2009, 5.5% 8/1/29	60,000	63,503
Los Angeles Dept. Arpt. Rev. Series 2016 B:
5% 5/15/32 (b)	1,830,000	2,103,914
5% 5/15/33 (b)	1,620,000	1,856,066
5% 5/15/46 (b)	6,400,000	7,202,624
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,631,884
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,061,460
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,735,825
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	606,430
Series B, 0% 8/1/39	3,700,000	1,636,843
Poway Unified School District Pub. Fing. 5% 9/1/24	1,000,000	1,146,230
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	606,000
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,504,282
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,049,980
San Diego Unified School District Series 2008 E, 0% 7/1/47 (d)	1,300,000	882,531
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (b)	2,200,000	2,442,242
San Jose Int'l. Arpt. Rev. Series 2017 A:
5% 3/1/23 (b)	1,500,000	1,706,235
5% 3/1/24 (b)	1,700,000	1,963,211
5% 3/1/26 (b)	1,750,000	2,054,290
San Marcos Unified School District Series 2010 B, 0% 8/1/47	8,365,000	2,513,515
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,182,170
Washington Township Health Care District Rev. Series 2010 A, 5.25% 7/1/30	1,100,000	1,169,872
West Contra Costa Unified School District Series 2012, 5% 8/1/26	2,000,000	2,272,520

TOTAL CALIFORNIA		65,786,567

Colorado - 1.1%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/36	1,300,000	1,330,394
5% 9/1/46	1,300,000	1,424,241
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,145,328
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36 (Pre-Refunded to 5/15/18 @ 100)	2,000,000	2,025,520
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (c)	1,615,000	1,775,709
Denver City & County Arpt. Rev. Series 2017 A:
5% 11/15/23 (b)	415,000	477,308
5% 11/15/26 (b)	1,135,000	1,340,844
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,419,105
Series 2010 C, 5.25% 9/1/25	1,000,000	1,079,490

TOTAL COLORADO		12,017,939

Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
( Sacred Heart Univ., CT Proj.) Series 2017 I-1, 5% 7/1/42	1,070,000	1,205,066
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/27	350,000	413,007
Series 2016 K, 4% 7/1/46	1,520,000	1,488,338
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (b)	1,525,000	1,550,940
Hbr. Point Infra Impt. District Series 2017:
5% 4/1/30 (a)	810,000	908,561
5% 4/1/39 (a)	1,045,000	1,138,684

TOTAL CONNECTICUT		6,704,596

District Of Columbia - 0.9%
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	526,810
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (b)	1,450,000	1,639,298
Series 2014 A, 5% 10/1/23 (b)	1,990,000	2,284,003
Series 2017 A:
5% 10/1/29 (b)	1,200,000	1,412,112
5% 10/1/30 (b)	1,050,000	1,228,847
5% 10/1/31 (b)	1,450,000	1,690,338
5% 10/1/42 (b)	1,000,000	1,136,980

TOTAL DISTRICT OF COLUMBIA		9,918,388

Florida - 14.4%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/26	750,000	873,945
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (b)	965,000	1,085,490
Series 2017:
5% 10/1/25 (b)	250,000	291,818
5% 10/1/30 (b)	735,000	857,502
5% 10/1/33 (b)	1,305,000	1,507,092
5% 10/1/42 (b)	755,000	855,755
5% 10/1/47 (b)	1,065,000	1,202,438
Series A:
5% 10/1/23 (b)	1,425,000	1,628,191
5% 10/1/28 (b)	500,000	575,750
5% 10/1/31 (b)	1,000,000	1,138,190
5% 10/1/32 (b)	400,000	454,396
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	670,000	792,469
(Broward County School District) Series 2012 A, 5% 7/1/24	2,170,000	2,431,008
Series 2012 A, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	2,230,000	2,525,364
Series 2015 A:
5% 7/1/24	325,000	379,152
5% 7/1/27	1,000,000	1,160,870
Series 2015 B, 5% 7/1/24	815,000	950,795
Series 2016, 5% 7/1/32	430,000	496,285
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	2,847,232
Duval County School Board Ctfs. of Prtn.:
Series 2015 B, 5% 7/1/28	2,060,000	2,383,873
Series 2016 A, 5% 7/1/33	1,340,000	1,543,332
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	1,000,000	1,117,120
Series 2015 C, 5% 10/1/40	1,000,000	1,093,690
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	350,000	408,275
5% 10/1/31	380,000	442,635
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	668,706
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016:
5% 10/1/20 (b)	200,000	215,972
5% 10/1/21 (b)	1,545,000	1,706,190
5% 10/1/22 (b)	1,000,000	1,125,330
5% 10/1/23 (b)	2,545,000	2,904,965
Series 2016A, 5% 10/1/46 (b)	1,000,000	1,127,150
Series 2017 A:
5% 10/1/30 (b)	1,270,000	1,483,982
5% 10/1/31 (b)	1,720,000	2,001,960
5% 10/1/32 (b)	1,345,000	1,561,814
5% 10/1/33 (b)	1,995,000	2,307,557
5% 10/1/34 (b)	1,195,000	1,377,907
5% 10/1/35 (b)	1,580,000	1,817,569
5% 10/1/36 (b)	1,495,000	1,715,767
5% 10/1/37 (b)	1,245,000	1,425,513
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	205,000	214,678
5% 6/1/24	275,000	314,493
5% 6/1/26	250,000	285,678
5% 6/1/46	425,000	458,754
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	2,000,000	2,141,440
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,121,080
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/30 (FSA Insured)	600,000	674,958
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (b)	1,050,000	1,152,291
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	1,500,000	1,629,015
Series 2010, 5.5% 10/1/30	760,000	831,136
Series 2012 A:
5% 10/1/21 (b)	1,900,000	2,096,821
5% 10/1/22 (b)	1,000,000	1,122,500
5% 10/1/31 (b)	1,500,000	1,648,110
Series 2014 A:
5% 10/1/28 (b)	1,000,000	1,138,720
5% 10/1/36 (b)	3,100,000	3,477,797
5% 10/1/37	1,825,000	2,067,470
Series 2015 A, 5% 10/1/35 (b)	2,100,000	2,359,980
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	849,698
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	500,000	563,220
Series 2014 B, 5% 7/1/28	1,000,000	1,152,400
Series A:
5% 7/1/32	4,300,000	4,938,636
5% 7/1/33	3,650,000	4,177,498
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (FSA Insured)	780,000	898,997
5% 5/1/29	4,075,000	4,641,996
Series 2015 B:
5% 5/1/27	4,650,000	5,359,404
5% 5/1/28	2,530,000	2,894,472
Series 2016 A, 5% 5/1/30	3,620,000	4,142,475
Series 2016 B, 5% 8/1/26	1,595,000	1,878,511
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	300,000	329,835
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,603,000
North Brevard County Hosp. District Rev. 5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	600,000	617,214
Orange County Health Facilities Auth. Series 2012 A, 5% 10/1/42	2,350,000	2,567,939
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/30	1,500,000	1,730,535
Series 2016 C, 5% 8/1/33	3,770,000	4,362,456
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/34 (b)	4,505,000	5,063,395
5% 10/1/35 (b)	4,745,000	5,317,959
5% 10/1/36 (b)	4,980,000	5,565,449
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23	80,000	90,184
5% 12/1/24	155,000	176,578
5% 12/1/31	500,000	547,420
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	680,000	789,011
5% 8/1/29	2,330,000	2,691,523
5% 8/1/30	2,405,000	2,767,602
5% 8/1/31	2,415,000	2,770,295
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/29	1,000,000	1,167,470
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,456,308
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	400,000	413,792
5% 8/15/26	600,000	700,590
5% 8/15/27	400,000	469,904
5% 8/15/28	1,500,000	1,753,965
5% 8/15/35	1,910,000	2,175,452
5% 8/15/42	1,200,000	1,354,200
5% 8/15/47	1,700,000	1,911,089
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	1,100,000	1,190,178
Series 2015 A, 5% 12/1/40	300,000	323,427
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	457,101
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/29 (Build America Mutual Assurance Insured)	1,000,000	1,154,330
(Master Lease Prog.) Series 2014 B, 5% 8/1/26	340,000	397,569

TOTAL FLORIDA		159,631,047

Georgia - 1.2%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (c)	2,000,000	1,974,740
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	1,120,000	1,108,542
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,515,836
6.125% 9/1/40	2,385,000	2,568,669
Glynn-Brunswick Memorial Hosp. Auth. Rev.:
(Southeast Health Sys. Proj.) Series 2017:
4% 8/1/43	400,000	401,288
5% 8/1/39	365,000	399,569
(Southeast GA. Health Sys. Proj.) Series 2017, 5% 8/1/43	490,000	541,034
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/30	800,000	887,976
5% 4/1/44	3,815,000	4,145,074

TOTAL GEORGIA		13,542,728

Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (b)	5,370,000	5,973,373
Honolulu City & County Gen. Oblig. Series 2017 A, 5% 9/1/41	700,000	812,014
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/22 (b)	1,575,000	1,767,875

TOTAL HAWAII		8,553,262

Idaho - 0.1%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,242,780
Illinois - 21.6%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	979,980
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470,000	504,804
Series 2008 C:
5.25% 12/1/23	360,000	363,355
5.25% 12/1/24	245,000	247,019
Series 2010 F, 5% 12/1/20	195,000	203,397
Series 2011 A:
5% 12/1/41	2,190,000	2,206,535
5.25% 12/1/41	605,000	615,442
Series 2012 A, 5% 12/1/42	1,415,000	1,426,377
Series 2015 C, 5.25% 12/1/39	300,000	310,767
Series 2016 B, 6.5% 12/1/46	150,000	171,534
Series 2017 A, 7% 12/1/46 (a)	600,000	722,832
Series 2017 C:
5% 12/1/22	465,000	493,816
5% 12/1/23	930,000	992,840
5% 12/1/25	585,000	624,371
5% 12/1/26	170,000	180,453
5% 12/1/30	450,000	470,237
Series 2017 D:
5% 12/1/24	1,245,000	1,327,905
5% 12/1/31	535,000	556,892
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/28 (b)	4,200,000	4,702,698
Series 2016 A, 5% 1/1/28 (b)	2,000,000	2,292,000
Series 2016 B:
4% 1/1/35	280,000	291,564
5% 1/1/36	400,000	455,372
5% 1/1/37	500,000	568,085
5% 1/1/46	2,175,000	2,445,135
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/22 (b)	1,140,000	1,264,032
Series 2013 D, 5% 1/1/27	2,200,000	2,456,036
Series 2015 A:
5% 1/1/25 (b)	905,000	1,044,714
5% 1/1/31 (b)	1,040,000	1,160,037
5% 1/1/32 (b)	2,100,000	2,334,108
Series 2015 C, 5% 1/1/24 (b)	1,435,000	1,638,684
Series 2016 B, 5% 1/1/34	1,200,000	1,361,592
Series 2016 C:
5% 1/1/33	540,000	614,342
5% 1/1/34	625,000	709,163
Series 2016 G, 5% 1/1/42 (b)	700,000	782,628
Series 2017 B:
5% 1/1/35	400,000	458,784
5% 1/1/37	1,515,000	1,730,039
Series 2017 C:
5% 1/1/30	600,000	699,870
5% 1/1/31	600,000	696,798
5% 1/1/32	650,000	752,102
Series 2017 D:
5% 1/1/28 (b)	595,000	688,463
5% 1/1/29 (b)	1,075,000	1,241,131
5% 1/1/34 (b)	800,000	906,248
5% 1/1/35 (b)	600,000	678,198
5% 1/1/36 (b)	730,000	823,338
5% 1/1/37 (b)	400,000	450,160
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	5,000,000	5,562,600
Series 2017, 5% 12/1/46	700,000	756,476
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	405,000	450,700
5% 6/1/23	360,000	406,368
5% 6/1/24	305,000	347,081
5% 6/1/25	305,000	348,310
5% 6/1/26	245,000	281,652
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	632,638
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	380,389
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,081,260
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,001,850
Series 2010 A:
5.25% 11/15/22	690,000	748,691
5.25% 11/15/33	3,250,000	3,449,290
Series 2012 C, 5% 11/15/24	1,700,000	1,891,335
Series 2016 A:
5% 11/15/27	1,560,000	1,805,856
5% 11/15/28	1,900,000	2,188,325
5% 11/15/30	1,000,000	1,139,330
Grundy & Will Cntys Cmnty. Series 2017, 5% 2/1/25	900,000	1,037,997
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/30	915,000	1,036,155
(Depaul Univ. Proj.) Series 2016 A:
5% 10/1/30	1,000,000	1,154,030
5% 10/1/35	2,000,000	2,268,820
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,350,700
5.375% 5/15/30	1,110,000	1,173,736
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	650,000	632,938
5% 2/15/25	230,000	259,603
5% 2/15/26	600,000	681,450
5% 2/15/29	1,385,000	1,569,967
(Rosalind Franklin Unversity Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	195,000	210,122
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	500,000	558,745
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	350,000	354,932
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (c)	440,000	436,238
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	395,000	442,511
Series 2012 A:
5% 5/15/20	500,000	533,665
5% 5/15/23	300,000	333,411
Series 2012:
4% 9/1/32	1,315,000	1,285,097
5% 9/1/32	1,900,000	2,003,968
5% 9/1/38	2,300,000	2,395,312
5% 11/15/43	820,000	862,394
Series 2013:
5% 11/15/24	500,000	556,115
5% 11/15/27	100,000	109,451
5% 5/15/43	1,720,000	1,814,067
Series 2014, 5% 8/1/38	2,400,000	2,667,984
Series 2015 A:
5% 11/15/21	600,000	665,304
5% 11/15/45	455,000	497,247
Series 2015 C:
5% 8/15/35	1,035,000	1,116,413
5% 8/15/44	5,600,000	5,968,648
Series 2016 A:
5% 8/15/22	1,000,000	1,089,530
5% 7/1/24	1,395,000	1,596,912
5% 7/1/31	510,000	568,472
5% 7/1/33	650,000	720,012
5% 7/1/34	400,000	441,856
5% 8/15/35	510,000	549,239
5% 8/15/36	2,035,000	2,186,994
5.25% 8/15/31	600,000	667,068
Series 2016 B, 5% 8/15/32	5,000,000	5,622,900
Series 2016 C:
3.75% 2/15/34	290,000	282,480
4% 2/15/36	1,105,000	1,110,823
4% 2/15/41	1,505,000	1,499,627
5% 2/15/24	135,000	151,149
5% 2/15/30	3,000,000	3,385,650
5% 2/15/31	400,000	449,760
5% 2/15/41	1,805,000	1,985,265
Series 2017 A, 5% 8/1/42	175,000	189,147
Series 2017:
5% 7/1/33	1,360,000	1,578,253
5% 7/1/34	1,120,000	1,295,930
5% 7/1/35	1,000,000	1,154,540
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	1,000,000	1,022,150
5.5% 1/1/31	1,400,000	1,562,148
Series 2010:
5% 1/1/21 (FSA Insured)	500,000	526,955
5% 1/1/23 (FSA Insured)	1,300,000	1,369,082
Series 2012 A, 4% 1/1/23	505,000	511,378
Series 2012:
5% 8/1/19	465,000	481,145
5% 8/1/21	400,000	421,072
5% 3/1/23	1,000,000	1,055,380
5% 8/1/23	700,000	746,326
5% 3/1/28	220,000	228,452
Series 2013:
5% 1/1/22	2,925,000	3,009,825
5.5% 7/1/24	1,000,000	1,095,760
5.5% 7/1/25	975,000	1,063,852
Series 2014:
5% 2/1/22	1,060,000	1,118,024
5% 4/1/28	200,000	210,040
5% 5/1/32	500,000	520,630
5.25% 2/1/31	435,000	458,520
Series 2016:
5% 11/1/20	935,000	978,627
5% 2/1/23	360,000	381,848
5% 2/1/24	2,005,000	2,127,425
5% 6/1/25	1,515,000	1,613,324
5% 11/1/25	600,000	640,836
5% 6/1/26	210,000	223,822
5% 2/1/27	1,490,000	1,586,597
5% 2/1/28	1,200,000	1,274,088
5% 2/1/29	1,125,000	1,192,725
Series 2017 D:
5% 11/1/22	4,230,000	4,501,270
5% 11/1/23	4,430,000	4,734,917
5% 11/1/24	6,200,000	6,619,740
5% 11/1/25	6,200,000	6,621,972
5% 11/1/26	4,430,000	4,733,765
5% 2/1/26	415,000	442,859
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.) 5.25% 5/15/32 (Pre-Refunded to 5/15/18 @ 100)	360,000	364,079
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/26	6,000,000	6,953,040
5% 2/1/31	795,000	910,808
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A:
5% 1/1/37	700,000	787,969
5% 1/1/40	2,300,000	2,579,312
Series 2015 B, 5% 1/1/40	1,300,000	1,459,523
Series 2016 A:
5% 12/1/31	400,000	456,884
5% 12/1/32	2,400,000	2,735,856
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,925,320
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 6.5% 1/1/20 (AMBAC Insured)	385,000	418,426
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/36	3,400,000	3,800,826
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,672,585
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	666,928
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	3,568,501
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	831,770
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,315,000	1,779,462
0% 6/15/44 (FSA Insured)	4,700,000	1,499,394
0% 6/15/45 (FSA Insured)	2,600,000	790,036
0% 6/15/47 (FSA Insured)	2,085,000	574,084
Series 2012 B, 0% 12/15/51	1,900,000	358,511
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	1,094,073
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,415,051
Series 2017 B, 5% 12/15/25	1,000,000	1,120,620
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	890,000	1,024,559
5% 6/1/28	490,000	561,354
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,512,368
Series 2010 A:
5% 4/1/25	1,000,000	1,060,570
5.25% 4/1/30	1,000,000	1,062,110
Series 2013:
6% 10/1/42	900,000	1,027,053
6.25% 10/1/38	900,000	1,041,624
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	1,090,000	820,748
Series 2012, 0% 11/1/25	790,000	619,163
0% 11/1/19 (Escrowed to Maturity)	790,000	766,442
0% 11/1/19 (FSA Insured)	5,085,000	4,895,126

TOTAL ILLINOIS		238,847,384

Indiana - 1.6%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	1,000,000	1,064,590
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38 (Pre-Refunded to 12/1/19 @ 100)	2,000,000	2,133,000
Series 2012:
5% 3/1/30	675,000	734,029
5% 3/1/41	1,290,000	1,385,086
Series 2015 A, 5.25% 2/1/32	1,040,000	1,221,990
Series 2016:
5% 9/1/23	450,000	513,284
5% 9/1/26	225,000	263,081
5% 9/1/27	650,000	754,436
5% 9/1/29	500,000	572,955
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/24	400,000	452,220
Series 2015 A, 5% 10/1/45	3,940,000	4,499,480
Indianapolis Local Pub. Impt. Series 2016:
4% 1/1/34 (b)	1,000,000	1,028,060
5% 1/1/21 (b)	810,000	881,078
5% 1/1/22 (b)	1,590,000	1,762,356
5% 1/1/23 (b)	600,000	674,856

TOTAL INDIANA		17,940,501

Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,022,949
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	1,950,000	2,193,887
Series 2016 A:
5% 9/1/40	1,400,000	1,586,536
5% 9/1/45	1,800,000	2,033,316

TOTAL KANSAS		7,836,688

Kentucky - 0.2%
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017A, 5% 12/1/47 (FSA Insured)	290,000	319,316
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	566,190
5.75% 10/1/38	1,355,000	1,539,063
Louisville/Jefferson County Metropolitan Gov. Series 2012 A, 5% 12/1/28	130,000	139,985

TOTAL KENTUCKY		2,564,554

Louisiana - 1.0%
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	185,000	217,271
5% 12/15/26	1,000,000	1,175,130
5% 12/15/29	1,085,000	1,253,772
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (b)	1,400,000	1,601,810
5% 1/1/30 (b)	2,335,000	2,633,903
5% 1/1/40 (b)	1,400,000	1,540,560
Series 2017 B:
5% 1/1/28 (b)	245,000	285,361
5% 1/1/34 (b)	215,000	243,199
Series 2017 D2:
5% 1/1/31 (b)	340,000	389,684
5% 1/1/33 (b)	1,025,000	1,163,672

TOTAL LOUISIANA		10,504,362

Maine - 1.5%
Maine Health & Higher Ed. Facilities Auth. Rev. (Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	705,000	725,149
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D, 5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	330,000	335,927
Series 2016 A:
4% 7/1/41	465,000	414,213
4% 7/1/46	650,000	566,157
5% 7/1/41	1,800,000	1,889,406
5% 7/1/46	5,105,000	5,340,187
Series 2017 B:
4% 7/1/25	450,000	491,274
4% 7/1/31	700,000	732,424
4% 7/1/32	500,000	519,890
4% 7/1/34	1,010,000	1,043,623
5% 7/1/26	325,000	380,383
5% 7/1/28	510,000	595,838
5% 7/1/29	400,000	464,112
5% 7/1/33	1,000,000	1,140,050
5% 7/1/35	760,000	863,140
Series 2017 D, 5.75% 7/1/38	165,000	167,866
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/38	670,000	757,991

TOTAL MAINE		16,427,630

Maryland - 0.8%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185,000	194,990
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	315,000	332,237
City of Westminster Series 2016:
5% 11/1/27	1,000,000	1,125,780
5% 11/1/31	1,245,000	1,371,791
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D, 5% 3/31/41 (b)	1,815,000	2,011,093
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	565,000	631,670
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	1,000,000	1,016,080
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	500,000	546,460
Series 2015, 5% 7/1/24	755,000	862,338
Series 2016 A:
4% 7/1/42	275,000	274,566
5% 7/1/35	120,000	131,369
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	350,000	350,679
3% 11/1/25	260,000	260,611
5% 11/1/30	90,000	101,055

TOTAL MARYLAND		9,210,719

Massachusetts - 2.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	310,000	357,384
5% 7/1/45	305,000	350,515
Massachusetts Dev. Fin. Agcy. Rev.:
( Lawrence Gen. Hosp. MA. Proj.) Series 2017:
5% 7/1/30	135,000	147,828
5% 7/1/37	175,000	187,616
(Lawrence Gen. Hosp. MA. Proj.):
Series 2017:
5% 7/1/25	170,000	188,865
5% 7/1/29	125,000	137,398
5% 7/1/31	145,000	158,179
series 2017, 5% 7/1/32	175,000	190,328
Series 2017:
5% 7/1/34	175,000	188,895
5% 7/1/42	160,000	171,018
5% 7/1/47	250,000	266,210
(Lawrence Gen. Hosp.) Series 2017, 5% 7/1/19	230,000	238,650
(Lawrence Gen. Hosp.) Series 2017:
5% 7/1/20	370,000	392,067
5% 7/1/21	380,000	410,248
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/32 (a)	535,000	531,453
4.125% 10/1/42 (a)	640,000	621,146
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	690,000	810,157
5% 7/1/32	2,545,000	2,966,757
5% 7/1/34	750,000	868,035
Series 2017, 4% 7/1/41	1,775,000	1,842,716
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36	395,000	446,283
(Wentworth Institute of Technology Proj.) Series 2017, 5% 10/1/28	1,055,000	1,203,650
Massachusetts Edl. Fing. Auth. Rev. Series 2017 B, 4.25% 7/1/46 (b)	1,985,000	1,993,317
Massachusetts Gen. Oblig.:
Series 2016 A, 5% 3/1/46	445,000	502,298
Series 2016 B, 5% 7/1/31	470,000	552,800
Series 2017 D, 5% 2/1/34	2,455,000	2,864,936
Series 2017 F, 5% 11/1/46	4,000,000	4,620,360
Massachusetts Port Auth. Rev. Series 2016 B, 5% 7/1/43 (b)	3,185,000	3,582,361

TOTAL MASSACHUSETTS		26,791,470

Michigan - 2.1%
Detroit Swr. Disp. Rev. Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	385,000	391,834
Grand Rapids Pub. Schools Series 2016, 5% 5/1/26 (FSA Insured)	3,065,000	3,612,746
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	557,285
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 I, 5% 4/15/30	5,000,000	5,787,200
Series 2016 I, 5% 4/15/24	295,000	342,825
5% 4/15/33	2,500,000	2,863,700
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
4% 12/1/36	175,000	180,892
5% 12/1/42	460,000	524,138
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	350,000	386,519
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	500,000	561,695
Series 2012, 5% 11/15/42	2,175,000	2,382,299
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	1,495,000	1,743,708
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (c)	1,855,000	1,847,636
2.4%, tender 3/15/23 (c)	1,395,000	1,406,397
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	80,000	83,203

TOTAL MICHIGAN		22,672,077

Minnesota - 0.5%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,595,000	1,616,389
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/21	500,000	530,790
5% 5/1/25	800,000	926,624
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	876,713
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	161,155
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	1,195,000	1,361,487

TOTAL MINNESOTA		5,473,158

Missouri - 0.3%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/30	700,000	778,183
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	200,000	202,842
3.25% 2/1/28	200,000	203,942
4% 2/1/40	100,000	102,349
5% 2/1/29	1,240,000	1,419,726
5% 2/1/36	400,000	448,504

TOTAL MISSOURI		3,155,546

Nebraska - 0.5%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 5% 7/1/36	690,000	796,315
Nebraska Pub. Pwr. District Rev. Series 2016 B, 5% 1/1/40	1,130,000	1,278,776
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (b)	750,000	847,560
5% 12/15/23 (b)	750,000	860,123
5% 12/15/31 (b)	785,000	903,143
Series 2017 C, 5% 12/15/21 (b)	410,000	456,867

TOTAL NEBRASKA		5,142,784

Nevada - 1.5%
Clark County Arpt. Rev. (Sub Lien Proj.) Series 2017 A-1:
5% 7/1/20 (b)	1,375,000	1,475,760
5% 7/1/21 (b)	1,370,000	1,506,863
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (b)	1,960,000	2,103,629
5% 7/1/22 (b)	2,250,000	2,527,695
5% 7/1/23 (b)	3,000,000	3,431,400
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	4,530,000	5,251,176

TOTAL NEVADA		16,296,523

New Hampshire - 1.8%
New Hampshire Health & Ed. Facilities Auth.:
(Partners Healthcare Sys., Inc. Proj.):
Series 2017:
5% 7/1/29	760,000	895,918
5% 7/1/34	945,000	1,093,724
Series 2017:
5% 7/1/28	715,000	851,014
5% 7/1/30	455,000	534,234
5% 7/1/31	1,020,000	1,192,839
5% 7/1/32	680,000	792,690
5% 7/1/33	620,000	719,870
5% 7/1/35	995,000	1,148,837
5% 7/1/36	1,045,000	1,203,694
5% 7/1/37	920,000	1,057,181
5% 7/1/41	1,735,000	1,977,900
Series 2017 A, 5.25% 7/1/27 (a)	100,000	102,463
Series 2017 B, 4.125% 7/1/24 (a)	400,000	403,904
Series 2017 C, 3.5% 7/1/22 (a)	130,000	130,533
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	400,000	410,908
5% 7/1/27	500,000	545,580
Series 2016:
3% 10/1/20	110,000	112,407
4% 10/1/38	510,000	514,820
5% 10/1/22	1,070,000	1,187,037
5% 10/1/29	2,675,000	2,987,360
5% 10/1/38	1,200,000	1,308,168
New Hampshire Health&Ed. Facilities Rev. (Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	265,000	279,564

TOTAL NEW HAMPSHIRE		19,450,645

New Jersey - 5.7%
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	2,585,000	2,868,523
Series 2017 B:
5% 11/1/23	7,200,000	7,942,680
5% 11/1/24	2,800,000	3,110,716
Series 2009 AA, 5.5% 12/15/29	330,000	343,646
Series 2013 NN, 5% 3/1/27	11,810,000	12,639,029
Series 2013:
5% 3/1/23	3,270,000	3,580,814
5% 3/1/24	3,000,000	3,265,950
5% 3/1/25	300,000	324,396
Series 2015 XX, 5% 6/15/22	640,000	695,859
Series 2016 BBB:
5% 6/15/21	1,000,000	1,072,900
5% 6/15/22	1,620,000	1,761,394
5% 6/15/23	2,600,000	2,857,374
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	25,000	25,999
New Jersey Edl. Facility Series 2016 A, 5% 7/1/31	1,000,000	1,116,200
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/20	500,000	532,970
5% 7/1/21	65,000	70,864
5% 7/1/22	65,000	72,238
5% 7/1/23	230,000	259,065
5% 7/1/24	180,000	204,568
5% 7/1/25	195,000	222,836
5% 7/1/26	65,000	74,394
5% 7/1/27	100,000	113,262
5% 7/1/28	365,000	422,433
5% 7/1/29	700,000	785,148
5% 7/1/30	275,000	306,529
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	445,272
Series 2010 D, 5.25% 12/15/23	6,305,000	7,088,333
Series 2014 AA, 5% 6/15/23	5,250,000	5,799,885
Series 2016 A:
5% 6/15/27	400,000	446,264
5% 6/15/29	1,650,000	1,823,118
Series 2016 A-2, 5% 6/15/23	1,050,000	1,161,626
South Jersey Port Corp. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/42 (b)	535,000	572,530
5% 1/1/48 (b)	355,000	378,416
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (b)	180,000	193,538

TOTAL NEW JERSEY		62,578,769

New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,123,260
New York - 5.0%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	200,000	213,080
4% 7/1/34	200,000	212,410
(Memorial Sloan-Kettring Cancer Ctr.):
Series 2017 1, 5% 7/1/42	525,000	603,440
Series 2017, 4% 7/1/35	665,000	714,090
Series 2017 4% 12/1/20 (a)	1,000,000	1,038,220
Series 2017:
4% 12/1/21 (a)	1,100,000	1,152,899
5% 12/1/22 (a)	1,700,000	1,869,422
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.75% 2/15/47	1,030,000	1,131,074
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	45,000	50,356
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	3,400,000	3,802,628
New York City Gen. Oblig.:
Series 2009, 5.625% 4/1/29	25,000	26,182
Series 2012 E, 5% 8/1/24	5,000,000	5,573,500
Series 2015 C, 5% 8/1/27	700,000	817,572
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 CC, 5% 6/15/34	2,100,000	2,127,237
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,398,080
Series 2013 CC, 5% 6/15/47	4,000,000	4,501,560
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S3, 5.25% 1/15/34	1,900,000	1,967,317
Series 2015 S1, 5% 7/15/43	5,000,000	5,677,000
Series 2015 S2, 5% 7/15/35	1,770,000	2,052,209
New York City Transitional Fin. Auth. Rev. Series 2015 E1, 5% 2/1/41	510,000	580,502
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/32	800,000	939,960
5% 3/15/34	1,300,000	1,517,633
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	4,600,000	5,249,290
Series 2014 B, 5% 11/15/44	1,500,000	1,675,200
Series 2015 A1, 5% 11/15/45	2,600,000	2,910,856
Series 2016, 6.5% 11/15/28	190,000	197,744
New York State Dorm. Auth. Series A, 5% 2/15/34	55,000	56,827
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (b)	2,100,000	2,295,909
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	1,125,000	1,214,505
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	1,000,000	1,165,440

TOTAL NEW YORK		55,732,142

North Carolina - 0.7%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B:
5% 7/1/20 (b)	200,000	215,294
5% 7/1/21 (b)	210,000	231,636
5% 7/1/22 (b)	150,000	168,581
5% 7/1/23 (b)	165,000	188,909
5% 7/1/24 (b)	190,000	221,040
5% 7/1/25 (b)	100,000	117,412
5% 7/1/26 (b)	100,000	118,528
5% 7/1/27 (b)	195,000	233,493
5% 7/1/28 (b)	165,000	195,754
Series 2017 C, 4% 7/1/32	1,440,000	1,554,854
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	847,408
5% 11/1/30 (FSA Insured)	1,275,000	1,297,580
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,691,888
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	285,000	293,541

TOTAL NORTH CAROLINA		7,375,918

North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	791,753
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	2,300,000	2,422,498

TOTAL NORTH DAKOTA		3,214,251

Ohio - 1.6%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	1,500,000	1,665,825
Allen County Hosp. Facilities Rev.:
( Mercy Health) Series 2017 A, 5% 8/1/26	355,000	418,101
(Mercy Health) Series 2017 A:
5% 8/1/25	530,000	620,074
5% 8/1/27	445,000	527,779
5% 8/1/28	445,000	521,803
5% 8/1/29	890,000	1,036,076
5% 8/1/30	755,000	874,690
Bonds Series 2017 B, 5%, tender 5/5/22 (c)	225,000	250,081
American Muni. Pwr., Inc. Rev. (Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,000,000	2,264,140
Columbus City School District 5% 12/1/29	300,000	353,853
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	670,000	754,132
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/29	400,000	448,424
5.75% 8/15/38	165,000	168,267
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	1,200,000	1,408,860
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	850,000	901,136
5% 2/15/44	1,100,000	1,154,835
5% 2/15/48	2,000,000	2,095,960
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	1,020,266
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/34	445,000	497,773
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	135,000	141,593
5% 12/1/42	170,000	176,333

TOTAL OHIO		17,300,001

Oklahoma - 0.4%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/27	695,000	812,629
5% 9/1/28	1,000,000	1,164,270
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/29	700,000	811,286
5% 10/1/39	150,000	170,178
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295,000	1,460,773

TOTAL OKLAHOMA		4,419,136

Oregon - 0.0%
Clackamas County Hosp. Facility Auth.:
(Willamette View Proj.) Series 2017 B, 3% 11/15/22	140,000	139,811
(Williamette View, Inc.) Series 2017 A:
5% 11/15/47 (a)	105,000	111,764
5% 11/15/52 (a)	105,000	111,332

TOTAL OREGON		362,907

Pennsylvania - 5.4%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,157,783
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	500,000	596,145
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	350,000	384,139
5% 6/1/22	500,000	560,700
5% 6/1/23	500,000	569,645
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,585,000	2,922,549
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (c)	1,000,000	979,230
Series B, 1.8%, tender 8/15/22 (c)	1,330,000	1,303,759
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24 (Pre-Refunded to 6/1/22 @ 100)	600,000	679,362
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/23	80,000	89,868
5% 10/1/25	1,045,000	1,161,674
Series 2016 A:
5% 10/1/28	1,515,000	1,716,177
5% 10/1/36	1,140,000	1,248,938
5% 10/1/40	700,000	759,864
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	745,000	820,603
Series 2016 A, 5% 8/15/46	5,125,000	5,578,153
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2017, 5% 5/1/35	1,240,000	1,413,315
Series 2016, 5% 5/1/28	500,000	574,530
Philadelphia Arpt. Rev. Series 2017 A, 5% 7/1/26	1,000,000	1,180,300
Philadelphia Gas Works Rev. Series 9:
5.25% 8/1/40	490,000	524,638
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	310,000	336,955
Philadelphia School District Series 2016 D:
5% 9/1/25	8,790,000	9,910,373
5% 9/1/26	9,180,000	10,352,286
5% 9/1/27	9,690,000	10,881,192
Scranton-Lackawanna Health & Welfare Auth. Rev. (Marywood Univ. Proj.) Series 2016, 5% 6/1/36	4,000,000	4,111,360

TOTAL PENNSYLVANIA		59,813,538

Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	140,000	150,290
5% 9/1/36	1,400,000	1,478,918
Series 2016, 5% 5/15/39	1,000,000	1,083,080

TOTAL RHODE ISLAND		2,712,288

South Carolina - 3.2%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	1,400,000	1,602,790
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,555,036
South Carolina Ports Auth. Ports Rev. Series 2015 (AMT), 5% 7/1/45 (b)	5,215,000	5,764,817
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,110,000	6,803,668
Series 2014 A:
5% 12/1/49	1,340,000	1,461,927
5.5% 12/1/54	2,500,000	2,787,600
Series 2014 C, 5% 12/1/46	720,000	791,503
Series 2015 A, 5% 12/1/50	2,185,000	2,402,604
Series 2015 E, 5.25% 12/1/55	1,185,000	1,323,325
Series 2016 B, 5% 12/1/31	1,100,000	1,256,673
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	600,000	692,094
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	3,325,000	3,355,391
4% 4/15/48	2,320,000	2,331,484
5% 4/15/48	2,740,000	3,052,607

TOTAL SOUTH CAROLINA		35,181,519

Tennessee - 0.4%
Jackson Hosp. Rev. 5.75% 4/1/41	270,000	271,752
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (b)	1,600,000	1,741,072
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	2,280,000	2,452,961

TOTAL TENNESSEE		4,465,785

Texas - 7.6%
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/28 (b)	500,000	564,895
5% 11/15/39 (b)	1,700,000	1,878,704
5% 11/15/44 (b)	4,405,000	4,853,958
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,300,000	1,480,908
5% 1/1/31	475,000	534,356
5% 1/1/45	1,000,000	1,101,290
Series 2016:
5% 1/1/40	1,000,000	1,107,250
5% 1/1/46	685,000	755,473
Comal County Tex Series 2017, 4% 2/1/23	1,660,000	1,817,136
Comal Independent School District 5.25% 2/1/23	35,000	35,000
Corpus Christi Util. Sys. Rev. 5% 7/15/23	1,600,000	1,796,976
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (b)	400,000	434,348
Series 2012 H, 5% 11/1/42 (b)	1,000,000	1,085,870
Series 2014 D, 5% 11/1/23 (b)	575,000	659,111
Dallas Gen. Oblig. Series 2017:
5% 2/15/28	1,685,000	1,976,185
5% 2/15/29	1,170,000	1,365,086
5% 2/15/30	1,685,000	1,957,229
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	220,000	244,693
5.25% 10/1/51	8,500,000	9,583,410
5.5% 4/1/53	1,000,000	1,130,960
Harris County Gen. Oblig. Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	859,490
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (b)	1,250,000	1,365,775
Series 2012 A, 5% 7/1/23 (b)	600,000	667,080
Houston Gen. Oblig. Series 2017 A:
4% 3/1/33	2,000,000	2,125,180
5% 3/1/30	765,000	896,427
5% 3/1/32	1,975,000	2,302,258
Houston Independent School District Series 2017, 5% 2/15/35	700,000	816,109
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	600,000	694,290
Series 2016 B, 5% 11/15/33	600,000	697,086
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	470,000	527,885
5% 10/15/36	660,000	723,512
5% 10/15/44	235,000	254,956
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (b)	1,000,000	1,152,220
5% 11/1/28 (b)	3,325,000	3,803,767
Series 2017:
5% 11/1/22 (b)	750,000	844,148
5% 11/1/23 (b)	1,100,000	1,253,274
5% 11/1/29 (b)	1,250,000	1,431,713
5% 11/1/36 (b)	1,000,000	1,126,580
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
4% 8/15/33	530,000	552,636
4% 8/15/40	1,330,000	1,361,800
5% 8/15/27	490,000	579,665
5% 8/15/47	405,000	459,266
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/27	720,000	822,996
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,100,000	1,334,344
Series 2009, 6.25% 1/1/39	335,000	348,635
Series 2014 A:
5% 1/1/23	400,000	456,292
5% 1/1/25	1,000,000	1,149,070
Series 2015 A, 5% 1/1/32	655,000	734,491
Series 2015 B, 5% 1/1/40	2,000,000	2,201,600
Series 2016 A, 5% 1/1/36	1,250,000	1,414,575
Series 2017 A, 5% 1/1/43	2,100,000	2,401,623
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (b)	2,505,000	2,513,417
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	800,000	958,584
San Antonio Independent School District Series 2016, 5% 8/15/31	850,000	998,147
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ., TX. Proj.) Series 2017, 5% 10/1/29	450,000	532,044
(Southern Methodist Univ., TX. Proj.) Series 2017, 5% 10/1/40	300,000	344,841
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,292,860
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480,000	496,061
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 5% 2/15/25	165,000	193,553
Texas Gen. Oblig.:
Series 2012 C, 5% 8/1/31	430,000	473,361
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	75,000	75,448
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,332,408
Series 2013, 6.75% 6/30/43 (b)	2,400,000	2,793,528
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/34	1,000,000	1,144,170
5% 2/15/35	1,000,000	1,141,860
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	395,000	466,874

TOTAL TEXAS		84,478,737

Utah - 1.4%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/22 (b)	400,000	448,292
5% 7/1/27 (b)	1,645,000	1,948,618
5% 7/1/29 (b)	700,000	817,187
5% 7/1/30 (b)	500,000	580,580
5% 7/1/31 (b)	600,000	694,038
5% 7/1/32 (b)	700,000	806,617
5% 7/1/33 (b)	800,000	918,328
5% 7/1/34 (b)	700,000	801,087
5% 7/1/35 (b)	800,000	913,432
5% 7/1/36 (b)	1,100,000	1,253,098
5% 7/1/37 (b)	800,000	909,264
5% 7/1/42 (b)	4,800,000	5,426,544

TOTAL UTAH		15,517,085

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	600,000	651,042
5% 10/15/46	1,000,000	1,078,930

TOTAL VERMONT		1,729,972

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,250,000	1,392,388
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	120,000	120,589
5% 6/15/30	400,000	449,048
5% 6/15/33	425,000	472,842
5% 6/15/34	805,000	893,148
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	500,000	566,010
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	875,000	1,037,925
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	1,000,000	1,101,570

TOTAL VIRGINIA		6,033,520

Washington - 1.5%
Port of Seattle Rev. Series 2016 B, 5% 10/1/30 (b)	1,000,000	1,140,720
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (b)	560,000	623,235
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,692,405
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/33	670,000	768,115
Series R-2015 B, 5% 7/1/24	1,000,000	1,173,150
Series R-2017 A, 5% 8/1/30	400,000	468,776
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,073,110
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	2,270,000	2,487,784
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	420,000	483,588
5% 7/1/29	130,000	150,579
5% 7/1/30	480,000	553,771
5% 7/1/31	1,050,000	1,205,600
5% 7/1/34	115,000	130,580
Series 2015, 5% 1/1/27	700,000	806,169
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/36	1,000,000	1,108,070
5% 10/1/40	570,000	627,576

TOTAL WASHINGTON		16,493,228

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (b)(c)	1,360,000	1,335,969
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,100,000	1,234,772

TOTAL WEST VIRGINIA		2,570,741

Wisconsin - 0.8%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/21 (a)	300,000	323,016
5% 5/15/28 (a)	300,000	330,708
5.25% 5/15/37 (a)	80,000	87,088
5.25% 5/15/42 (a)	100,000	108,464
5.25% 5/15/47 (a)	95,000	102,727
5.25% 5/15/52 (a)	185,000	199,354
Series 2017 B-1 3.95% 11/15/24 (a)	80,000	81,254
Series 2017 B-2, 3.5% 11/15/23 (a)	110,000	110,921
Series 2017 B-3, 3% 11/15/22 (a)	145,000	145,355
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	1,100,000	1,149,764
5% 1/1/42	900,000	935,073
Wisconsin Health & Edl. Facilities:
Series 2010:
5.75% 7/1/30	310,000	334,075
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	190,000	208,215
Series 2014:
4% 5/1/33	510,000	499,698
5% 5/1/22	795,000	871,789
Series 2016, 5% 2/15/29	435,000	492,798
Series 2017 A, 5% 9/1/31	1,000,000	1,111,710
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	500,000	544,990
Series 2013 B, 5% 7/1/36	925,000	1,007,344
Series 2012, 5% 6/1/27	300,000	325,581

TOTAL WISCONSIN		8,969,924

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,789,811
TOTAL MUNICIPAL BONDS
(Cost $1,064,503,531)		1,084,912,807
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $1,064,503,531)		1,084,912,807
NET OTHER ASSETS (LIABILITIES) - 1.8%		20,016,232
NET ASSETS - 100%		$1,104,929,039

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,498,542 or 1.0% of net assets.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$11,665
Total	$11,665

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2018